Share-Based Compensation - Schedule of Share-Based Compensation Expense (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 406	$ 1,286	$ 2,633	$ (5,164)
Cost of services revenue [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense		47	166	550
Selling, general and administrative [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	459	878	2,276	(6,464)
Research and development [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	(53)	361	191	750
Stock options [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	68	129	517	(11,738)
Restricted stock units [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	335	1,148	2,077	6,220
Employee stock purchase plan [Member]
Schedule of Share-Based Compensation Expense [Line Items]
Total share-based compensation expense	$ 3	$ 9	$ 39	$ 238